Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases
 The following table presents a summary of our future minimum payments under non-cancellable operating lease agreements and contractual service and licensing obligations as of December 31, 2017 (in thousands):

Years Ending December 31,	Operating Lease Obligations	Service and Licensing Obligations	Total Obligations
2018	$3,617	$1,998	$5,615
2019	2,996	861	3,857
2020	2,994	330	3,324
2021	1,457	—	1,457
2022	1,501	—	1,501
Thereafter	651	—	651
Total	$13,216	$3,189	$16,405